Revenue - Disaggregation of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenues	¥ 8,400,631	$ 1,217,977	¥ 9,396,256	¥ 8,851,563
Product
Revenues	2,644,214	383,375	3,873,589	3,906,611
Service
Revenues	5,756,417	$ 834,602	5,522,667	4,944,952
Transferred at Point in Time | OneTime Online Store Design and Setup Services
Revenues	81,244		42,868	17,077
Transferred over Time | Service
Revenues	¥ 5,675,173		¥ 5,479,799	¥ 4,927,875